Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Operating activities
Net loss	$ (2,356,488)	$ (9,476,934)	$ (7,509,986)
Adjustments for non-cash items in net loss
Amortization of property and equipment	250,836	63,295	460,046
Amortization of property and equipment included in costs of inventory sold	518,999	191,094
Amortization of intangible assets	26,600	31,373	18,762
Unrealized gain on changes in fair value of biological assets	(1,515,492)	(486,354)	(541,352)
Realized changes in fair value of biological assets in inventory sold	1,482,725	622,804	997,744
Share-based compensation	239,067	113,227	1,049,595
Stock option expense	174,892
Services paid in shares or membership units		322,985
Amortization of debt issuance costs		64,914
Accretion expense	568,969	153,195	317,827
Finance charge expense			1,510,489
Gain on liability settlement	(23,939)
Loss on disposal of property and equipment	9,978	70,403	9,103
Services settled by issuance of long-term debt			26,487
Gain on sale of subsidiary	(1,574)
Transaction costs		3,453,790
Loss on sale of subsidiary
Loss from debt restructuring	765,707
Unrealized loss on marketable securities	263,483
Change in fair value of derivative liability	(221,820)	(121,811)
Gain (loss) on derecognition of derivative liability	(244,572)	(39,500)	57,500
Acquisition costs		126,202
Impairment of technology license		1,574,761
Bad debt expense		54,892
Loss on debt settlement		4,509
Effects of foreign exchange	(134,117)	153,003
Noncash Items In Net Loss	(196,746)	(3,124,152)	(3,063,785)
Changes in non-cash working capital (Note 21)	(96,064)	(302,684)	1,253,428
Net cash used in operating activities	(292,810)	(3,426,836)	(2,350,357)
Investing activities
Purchase of intangible assets		(996)	(44,363)
Purchase of property and equipment	(557,758)	(216,088)	(1,055,874)
Other investment	(175,000)
Receipt from sale of subsidiary	83,966
Payment upon execution of Letter of Intent		(50,000)
Cash acquired upon close of Transaction		5,875
Net cash used in investing activities	(648,792)	(261,209)	(1,100,237)
Financing activities
Member’s contributions			1,525,345
Subscription receivable			720,516
Option proceeds			500,000
Proceeds from convertible debentures		1,105,126
Proceeds from long-term debt	615,000	100,000	2,649,253
Repayment of long-term debt	(226,126)	(250,145)	(578,250)
Proceeds of subscription receipts		2,514,377
Payments of lease principal	(372,154)	(117,125)
Payment of equity and debenture issuance costs		(200,567)	(25,401)
Proceeds from private placement	1,067,744
Payment of debt issuance costs		(47,975)	(111,746)
Transaction costs		(167,363)	(855,679)
Net cash provided by financing activities	1,084,464	2,936,328	3,824,038
Change in cash	142,862	(751,717)	373,444
Cash balance, beginning	74,926	826,643	453,199
Cash balance, ending	$ 217,788	$ 74,926	$ 826,643